UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02351

Western Asset Income Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INCOME FUND

FORM N-Q

SEPTEMBER 30, 2015

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 91.5%
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 0.6%
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	$410,000	$491,363
General Motors Co., Senior Notes	5.200%	4/1/45	310,000	290,917

Total Automobiles				782,280

Hotels, Restaurants & Leisure - 0.2%
Wynn Macau Ltd., Senior Notes	5.250%	10/15/21	290,000	251,756	(a)

Household Durables - 0.1%
Toll Brothers Finance Corp., Senior Notes	6.750%	11/1/19	90,000	102,150

Media - 6.3%
21st Century Fox America Inc., Senior Debentures	7.750%	12/1/45	130,000	178,365
21st Century Fox America Inc., Senior Notes	6.550%	3/15/33	545,000	652,215
CCO Safari II LLC, Senior Secured Notes	6.384%	10/23/35	110,000	111,292	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	580,000	585,133	(a)
Comcast Corp., Bonds	6.400%	5/15/38	950,000	1,189,999
Comcast Corp., Notes	6.450%	3/15/37	220,000	278,417
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	210,592
Time Warner Cable Inc., Debentures	7.300%	7/1/38	100,000	104,738
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	160,000	157,213
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	690,000	810,310
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	50,000	44,781
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	410,000	475,549
Time Warner Inc., Senior Debentures	7.700%	5/1/32	595,000	772,646
Time Warner Inc., Senior Notes	4.900%	6/15/42	150,000	149,706
UBM PLC, Notes	5.750%	11/3/20	570,000	622,328	(a)
Viacom Inc., Senior Debentures	5.250%	4/1/44	70,000	61,110
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,000,000	995,000	(a)
WPP Finance 2010, Senior Notes	4.750%	11/21/21	840,000	918,411
WPP Finance 2010, Senior Notes	5.625%	11/15/43	150,000	157,202

Total Media				8,475,007

Specialty Retail - 0.7%
American Greetings Corp., Senior Notes	7.375%	12/1/21	160,000	166,400
Gap Inc., Senior Notes	5.950%	4/12/21	730,000	790,203

Total Specialty Retail				956,603

TOTAL CONSUMER DISCRETIONARY				10,567,796

CONSUMER STAPLES - 4.8%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	260,000	290,402
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	350,000	393,712	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	670,000	717,464	(a)

Total Beverages				1,401,578

Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	4.875%	7/20/35	180,000	188,869
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	365,484

Total Food & Staples Retailing				554,353

Food Products - 0.5%
Kraft Foods Group Inc., Senior Notes	5.000%	6/4/42	170,000	174,365
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	70,000	73,121	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	340,000	360,077	(a)

Total Food Products				607,563

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - 2.9%
Altria Group Inc., Senior Notes	9.950%	11/10/38	$680,000	$1,087,342
Altria Group Inc., Senior Notes	10.200%	2/6/39	230,000	371,772
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	260,000	260,700
Reynolds American Inc., Senior Notes	8.125%	6/23/19	330,000	390,779	(a)
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	332,647	(a)
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	369,603	(a)
Reynolds American Inc., Senior Notes	4.750%	11/1/42	720,000	690,869
Reynolds American Inc., Senior Notes	5.850%	8/15/45	320,000	356,022

Total Tobacco				3,859,734

TOTAL CONSUMER STAPLES				6,423,228

ENERGY - 14.0%
Energy Equipment & Services - 0.7%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	370,000	429,176
Ensco PLC, Senior Notes	5.200%	3/15/25	480,000	365,316
Pride International Inc., Senior Notes	7.875%	8/15/40	130,000	109,293

Total Energy Equipment & Services				903,785

Oil, Gas & Consumable Fuels - 13.3%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	465,000	567,370
Apache Corp., Senior Notes	6.900%	9/15/18	100,000	113,591
Apache Corp., Senior Notes	6.000%	1/15/37	190,000	202,581
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	152,784
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	87,710
Columbia Pipeline Group Inc., Senior Notes	5.800%	6/1/45	210,000	200,523	(a)
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	350,000	243,250	(a)
ConocoPhillips, Notes	6.500%	2/1/39	810,000	979,848
ConocoPhillips, Senior Notes	6.000%	1/15/20	310,000	357,650
Devon Energy Corp., Senior Notes	5.600%	7/15/41	310,000	299,511
Devon Energy Corp., Senior Notes	5.000%	6/15/45	280,000	253,685
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	380,000	464,948
Ecopetrol SA, Senior Notes	5.375%	6/26/26	740,000	645,650
Ecopetrol SA, Senior Notes	5.875%	5/28/45	176,000	134,200
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	120,000	144,881
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	250,000	248,750
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	336,715
EOG Resources Inc., Senior Notes	5.875%	9/15/17	540,000	585,264
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	267,000	236,228
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	180,000	149,625	(a)
Hess Corp., Notes	7.875%	10/1/29	1,180,000	1,393,060
Hess Corp., Senior Bonds	6.000%	1/15/40	300,000	287,695
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,080,000	1,264,290
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	2,000,000	2,045,124
LUKOIL International Finance BV, Senior Notes	3.416%	4/24/18	300,000	288,000	(a)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	200,000	177,560	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	600,000	469,500	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	369,714
Noble Energy Inc., Senior Notes	5.250%	11/15/43	150,000	133,276
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	280,000	185,696
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	2,635,000	2,470,312
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	173,181
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	311,889
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	310,000	270,608
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	450,000	343,703
Williams Cos. Inc., Debentures	7.500%	1/15/31	47,000	40,737
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	539,193
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	32,771
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	580,381

Total Oil, Gas & Consumable Fuels				17,781,454

TOTAL ENERGY				18,685,239

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 39.4%
Banks - 20.5%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	$650,000	$663,000	(b)(c)
Bank of America Corp., Senior Notes	6.500%	8/1/16	70,000	73,110
Bank of America Corp., Senior Notes	6.400%	8/28/17	300,000	325,556
Bank of America Corp., Senior Notes	7.625%	6/1/19	70,000	82,385
Bank of America Corp., Senior Notes	5.625%	7/1/20	30,000	33,836
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	374,185
Bank of America Corp., Subordinated Notes	5.700%	5/2/17	1,000,000	1,055,348
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	368,077
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,230,579
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	314,420	(a)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	200,000	201,250	(a)(b)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	416,717	(a)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	280,000	269,402	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	540,000	508,950	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	200,000	194,125	(b)(c)
Citigroup Inc., Senior Notes	8.500%	5/22/19	1,280,000	1,545,417
Citigroup Inc., Senior Notes	8.125%	7/15/39	450,000	647,143
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	279,100
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	815,763
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	463,150
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	453,074
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	708,000	870,486	(a)(b)(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Senior Notes	5.250%	5/24/41	570,000	637,370
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.750%	12/1/43	450,000	491,924
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.250%	8/4/45	340,000	344,077
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	560,000	635,712	(a)(b)(c)
HSBC Finance Capital Trust IX, Junior Subordinated Notes	5.911%	11/30/35	1,350,000	1,346,625	(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,430,000	1,367,437	(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	350,000	333,813	(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	410,000	404,012
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	410,000	416,000
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	650,515	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	250,000	246,700	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	150,000	141,423	(b)(c)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	260,000	255,938	(b)(c)
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	720,000	773,847
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	484,140
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	150,000	150,450
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	880,000	884,400	(b)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,360,000	1,693,200	(b)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	310,000	335,484
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,085,288
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	372,633
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	480,000	570,849
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	208,243	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	393,905	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	11/2/15	1,190,000	1,166,260	(b)(c)
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	270,000	270,000	(b)(c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	473,570

Total Banks				27,318,888

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 5.0%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	$1,170,000	$1,096,875	(a)(b)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	850,000	832,956	(a)
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	301,180
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	687,330
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	763,468
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	490,778
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	850,000	828,678	(a)
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	100,000	111,353
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	112,265
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	110,582
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000	972,040	(a)
UBS AG Stamford CT, Subordinated Notes	7.625%	8/17/22	340,000	391,166

Total Capital Markets				6,698,671

Consumer Finance - 2.5%
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	201,000	221,602
American Express Co., Subordinated Debentures	6.800%	9/1/66	370,000	374,162	(c)
Capital One Financial Corp., Senior Notes	6.750%	9/15/17	230,000	251,676
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	1,300,000	1,521,034
Navient Corp., Senior Notes	7.250%	1/25/22	830,000	726,250
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	232,000

Total Consumer Finance				3,326,724

Diversified Financial Services - 6.3%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	150,000	151,688	(a)
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	11,000	11,880
Blackstone Holdings Finance Co., LLC, Senior Notes	4.450%	7/15/45	190,000	179,137	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	220,000	231,800	(a)
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	498,002
General Electric Capital Corp., Junior Subordinated Bonds	6.250%	12/15/22	600,000	651,000	(b)(c)
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	440,000	616,051
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	370,000	396,594	(c)
General Electric Capital Corp., Subordinated Notes	5.300%	2/11/21	480,000	552,148
ILFC E-Capital Trust I, Junior Subordinated Notes	4.570%	12/21/65	470,000	430,050	(a)(c)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	790,000	730,750	(a)(c)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	190,000	204,250
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	470,000	514,063
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	130,000	138,450
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	190,000	222,300
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	700,000	769,930	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	500,000	576,660
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	1,440,000	1,454,400	(a)(c)

Total Diversified Financial Services				8,329,153

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 3.9%
AIA Group Ltd., Senior Notes	4.875%	3/11/44	$400,000	$428,110	(a)
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	480,000	536,400	(c)
American Equity Investment Life Holding Co., Senior Notes	6.625%	7/15/21	60,000	63,000
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	80,000	87,200
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	106,676
Aon PLC, Senior Notes	4.750%	5/15/45	90,000	88,137
AXA SA, Subordinated Bonds	8.600%	12/15/30	200,000	271,376
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	201,967
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	190,000	197,600	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	190,000	220,875	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	600,748	(a)
MetLife Inc., Junior Subordinated Bonds	5.250%	6/15/20	310,000	306,900	(b)(c)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,150,000	1,253,500
Prudential Financial Inc., Junior Subordinated Debentures	8.875%	6/15/38	340,000	390,235	(c)
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	400,000	500,852	(a)

Total Insurance				5,253,576

Real Estate Investment Trusts (REITs) - 0.1%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	120,000	102,600

Real Estate Management & Development - 0.7%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	50,000	44,500	(a)
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	500,000	475,000
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	280,000	388,077

Total Real Estate Management & Development				907,577

Thrifts & Mortgage Finance - 0.4%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	500,000	469,375	(a)

TOTAL FINANCIALS				52,406,564

HEALTH CARE - 3.6%
Biotechnology - 1.8%
AbbVie Inc., Senior Subordinated Notes	4.500%	5/14/35	350,000	337,857
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	420,000	407,499
Amgen Inc., Senior Notes	5.150%	11/15/41	420,000	431,654
Celgene Corp., Senior Notes	5.000%	8/15/45	370,000	367,002
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	67,742
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	450,000	432,470
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	340,000	341,568

Total Biotechnology				2,385,792

Health Care Providers & Services - 1.0%
Anthem Inc., Senior Notes	5.875%	6/15/17	290,000	310,669
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	30,000	27,887
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	113,975
UnitedHealth Group Inc., Senior Notes	6.000%	11/15/17	31,000	33,908
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	480,000	506,695
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	340,000	318,750

Total Health Care Providers & Services				1,311,884

Pharmaceuticals - 0.8%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	480,000	441,629
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	500,000	453,977
Zoetis Inc., Senior Notes	4.700%	2/1/43	160,000	143,357

Total Pharmaceuticals				1,038,963

TOTAL HEALTH CARE				4,736,639

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.6%
Exelis Inc., Senior Notes	5.550%	10/1/21	$520,000	$577,569
United Technologies Corp., Senior Notes	6.125%	2/1/19	200,000	226,990

Total Aerospace & Defense				804,559

Airlines - 1.2%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	280,000	290,472	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	108,278	117,482
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	135,540	141,301
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	98,098	105,573
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	164,527	184,682
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.256%	3/15/20	117,019	129,306
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	76,347	86,272
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.750%	12/17/19	160,460	182,924
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	55,212	60,048
US Airways, Pass-Through Trust, Senior Secured Bonds	5.900%	10/1/24	310,360	342,947

Total Airlines				1,641,007

Commercial Services & Supplies - 1.1%
Republic Services Inc., Senior Notes	5.500%	9/15/19	130,000	145,209
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	370,251
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	600,000	597,000	(a)
Waste Management Inc., Senior Notes	7.750%	5/15/32	250,000	341,508

Total Commercial Services & Supplies				1,453,968

Machinery - 0.8%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	221,153
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	790,000	906,748

Total Machinery				1,127,901

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC, Senior Notes	4.900%	4/1/44	460,000	477,251

TOTAL INDUSTRIALS				5,504,686

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.4%
Harris Corp., Senior Notes	4.854%	4/27/35	260,000	250,948
Harris Corp., Senior Notes	5.054%	4/27/45	210,000	202,690
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	100,000	87,448

Total Communications Equipment				541,086

Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	290,000	293,625

IT Services - 0.6%
Hewlett-Packard Enterprise Co., Senior Notes	6.350%	10/15/45	230,000	229,844	(a)
HP Enterprise Services LLC, Notes	7.450%	10/15/29	420,000	539,204

Total IT Services				769,048

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp., Senior Notes	4.900%	7/29/45	$460,000	$476,177
KLA-Tencor Corp., Senior Notes	4.650%	11/1/24	680,000	679,512
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	110,000	119,867

Total Semiconductors & Semiconductor Equipment				1,275,556

Technology Hardware, Storage & Peripherals - 0.2%
Hewlett-Packard Co., Senior Notes	4.650%	12/9/21	310,000	328,746

TOTAL INFORMATION TECHNOLOGY				3,208,061

MATERIALS - 5.3%
Chemicals - 0.9%
Dow Chemical Co., Debentures	7.375%	11/1/29	800,000	1,018,381
Ecolab Inc., Senior Notes	5.500%	12/8/41	140,000	158,346

Total Chemicals				1,176,727

Containers & Packaging - 0.2%
Rock-Tenn Co., Senior Notes	4.450%	3/1/19	230,000	244,951

Metals & Mining - 3.7%
Alcoa Inc., Senior Notes	5.125%	10/1/24	320,000	304,800
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	790,000	699,080
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	100,000	101,145
Glencore Finance Canada Ltd., Senior Notes	2.050%	10/23/15	190,000	189,810	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	110,000	98,945	(a)
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	322,500	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	660,000	807,413
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	160,864
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	355,550
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	140,000	143,150
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	901,295
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	310,000	285,213	(a)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	350,000	253,693	(a)
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	370,000	330,610

Total Metals & Mining				4,954,068

Paper & Forest Products - 0.5%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	310,000	298,375
Georgia-Pacific LLC, Senior Bonds	7.375%	12/1/25	250,000	316,983

Total Paper & Forest Products				615,358

TOTAL MATERIALS				6,991,104

TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 6.4%
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	329,334
AT&T Inc., Senior Notes	5.350%	9/1/40	300,000	296,349
AT&T Inc., Senior Notes	5.550%	8/15/41	300,000	304,427
AT&T Inc., Senior Notes	4.750%	5/15/46	260,000	238,237
British Telecommunications PLC, Bonds	9.625%	12/15/30	330,000	492,086
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	160,000	163,653
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	750,000	618,750
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	200,000	263,596
Qwest Corp., Debentures	6.875%	9/15/33	850,000	820,646
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	450,000	439,875	(a)
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	60,000	70,363
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,790,000	1,977,395
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	1,256,000	1,483,894
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	1,059,000	963,843

Total Diversified Telecommunication Services				8,462,448

Wireless Telecommunication Services - 1.3%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	934,184
Sprint Corp., Senior Notes	7.250%	9/15/21	330,000	270,187
Sprint Corp., Senior Notes	7.875%	9/15/23	300,000	242,813
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	298,219

Total Wireless Telecommunication Services				1,745,403

TOTAL TELECOMMUNICATION SERVICES				10,207,851

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 2.3%
Electric Utilities - 2.0%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	$210,000	$222,489
Enersis SA, Notes	7.400%	12/1/16	452,000	482,132
FirstEnergy Corp., Notes	7.375%	11/15/31	830,000	1,001,713
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	140,000	169,044
PNPP II Funding Corp., Senior Bonds	9.120%	5/30/16	158,000	160,448
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	390,000	625,907

Total Electric Utilities				2,661,733

Gas Utilities - 0.1%
Southern Natural Gas Co., LLC, Senior Notes	5.900%	4/1/17	170,000	179,044	(a)

Multi-Utilities - 0.2%
DTE Energy Co., Senior Notes	6.350%	6/1/16	260,000	269,315

TOTAL UTILITIES				3,110,092

TOTAL CORPORATE BONDS & NOTES (Cost - $116,341,901)				121,841,260

ASSET-BACKED SECURITIES - 1.5%
Countrywide Asset-Backed Certificates, 2004-6 1A1	0.734%	12/25/34	514,490	487,058	(c)
Dryden Senior Loan Fund, 2014-31A C	3.137%	4/18/26	250,000	249,951	(a)(c)
GoldenTree Loan Opportunities Ltd., 2015-10A D	3.668%	7/20/27	250,000	237,096	(a)(c)
Madison Park Funding Ltd., 2013-11A C	3.044%	10/23/25	250,000	245,006	(a)(c)
Morgan Stanley Capital Inc., 2005-WMC2 M2	0.839%	2/25/35	218,724	213,918	(c)
Regatta IV Funding Ltd., 2014-1A D	3.795%	7/25/26	250,000	230,952	(a)(c)
SLM Student Loan Trust, 2011-A A3	2.707%	1/15/43	330,000	348,841	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,992,390)				2,012,822

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Thornburg Mortgage Securities Trust, 2007-04 3A1 (Cost - $58,107)	6.095%	9/25/37	58,831	60,100	(c)

MUNICIPAL BONDS - 1.2%
Alabama - 0.2%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	6.000%	10/1/42	190,000	212,164

California - 0.8%
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Build America Bonds, Recovery Zone Economic Development	7.618%	8/1/40	650,000	911,527
University of California Revenue, Taxable	4.062%	5/15/33	150,000	150,351

Total California				1,061,878

Illinois - 0.2%
Chicago, IL, GO, Taxable Project	7.781%	1/1/35	10,000	10,388
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	310,000	321,027

Total Illinois				331,415

TOTAL MUNICIPAL BONDS (Cost - $1,644,189)				1,605,457

SOVEREIGN BONDS - 1.1%
Canada - 0.8%
Quebec Province, Notes	7.970%	7/22/36	650,000	993,492

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mexico - 0.0%
United Mexican States, Senior Notes	4.750%	3/8/44	$30,000	$27,375

Turkey - 0.3%
Republic of Turkey, Senior Bonds	4.250%	4/14/26	420,000	381,675

TOTAL SOVEREIGN BONDS (Cost - $1,180,783)				1,402,542

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.5%
U.S. Government Obligations - 0.5%
U.S. Treasury Bonds	2.500%	2/15/45	50,000	46,030
U.S. Treasury Bonds	3.000%	5/15/45	180,000	184,204
U.S. Treasury Notes	2.000%	8/15/25	430,000	427,727

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $648,018)				657,961

			SHARES
PREFERRED STOCKS - 1.6%
FINANCIALS - 1.6%
Capital Markets - 0.2%
State Street Corp.	5.900%		10,107	262,378	(c)

Consumer Finance - 1.0%
GMAC Capital Trust I	8.125%		52,500	1,340,325	(c)

Diversified Financial Services - 0.3%
Citigroup Capital XIII	7.875%		15,253	391,849	(c)

Insurance - 0.1%
Delphi Financial Group Inc.	7.376%		5,725	141,873	(c)

TOTAL PREFERRED STOCKS (Cost - $2,030,082)				2,136,425

TOTAL INVESTMENTS - 97.5% (Cost - $123,895,470#)				129,716,567
Other Assets in Excess of Liabilities - 2.5%				3,390,626

TOTAL NET ASSETS - 100.0%				$133,107,193

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GO	— General Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end diversified investment company.

The Fund seeks high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$121,841,260	—	$121,841,260
Asset-backed securities	—	2,012,822	—	2,012,822
Collateralized mortgage obligations	—	60,100	—	60,100
Municipal bonds	—	1,605,457	—	1,605,457
Sovereign bonds	—	1,402,542	—	1,402,542
U.S. government & agency obligations	—	657,961	—	657,961
Preferred stocks	$2,136,425	—	—	2,136,425

Total investments	$2,136,425	$127,580,142	—	$129,716,567

Other financial instruments:
Futures contracts	$205,490	—	—	$205,490

Total	$2,341,915	$127,580,142	—	$129,922,057

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$2,756	—	—	$2,756

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,474,610
Gross unrealized depreciation	(3,653,513)

Net unrealized appreciation	$5,821,097

At September 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	17	12/15	$3,720,852	$3,723,531	$2,679
U.S. Treasury 5-Year Notes	128	12/15	15,374,869	15,426,000	51,131
U.S. Treasury 10-Year Notes	1	12/15	127,519	128,734	1,215
U.S. Treasury Ultra Long-Term Bonds	2	12/15	323,569	320,813	(2,756)

					52,269

Contracts to Sell:
U.S. Treasury Long-Term Bonds	131	12/15	20,762,496	20,612,031	150,465

Net unrealized appreciation on open futures contracts					$202,734

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015